Background and Basis of Presentation	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
Background and Basis of Presentation
Nature of Operations
James Hardie Industries plc ("JHI plc") manufactures and sells fiber cement, fiber gypsum and cement-bonded building products for interior and exterior building construction applications, primarily in the United States, Australia, Europe, New Zealand, the Philippines and Canada. On 3 April 2018, JHI plc completed the acquisition of German-based XI (DL) Holdings GmbH (n/k/a James Hardie Europe Holdings 2) and its subsidiaries (including, but not limited to, Fermacell GmbH (n/k/a James Hardie Europe GmbH)) (collectively, "Fermacell"). Fermacell manufactures and sells fiber gypsum and cement-bonded building products primarily in continental Europe.
Basis of Presentation
The consolidated financial statements represent the financial position, results of operations and cash flows of JHI plc and its wholly-owned subsidiaries and variable interest entity (“VIE”). Unless the context indicates otherwise, JHI plc and its direct and indirect wholly-owned subsidiaries and VIE (as of the time relevant to the applicable reference) are collectively referred to as “James Hardie”, the “James Hardie Group” or the “Company”. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The US dollar is used as the reporting currency.
Reporting Segments
During the first quarter of fiscal year 2019, the Company changed its reportable operating segments in conjunction with how information is evaluated by the Chief Operating Decision Maker ("CODM") for the purpose of assessing segment performance and allocation of resources. The Company has revised its historical segment information at 31 March 2018 and for the years ended 31 March 2018 and 2017 to be consistent with the current reportable segment structure. The change in reportable segments had no effect on the Company’s financial position, results of operations or cash flows for the periods presented. See Note 18 for further details on segment reporting.